8. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of Related Party Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Related Party Liabilities

Years ended
	Services	December 31, 2018	December 31, 2017	December 31, 2016	As at December 31, 2018	As at December 31, 2017
Amounts due to:
Pacific Opportunity Capital Ltd. (a)	Rent, management and accounting services	$ 228,455	$ 218,690	$ 236,975	$ 62,754	$ 21,134
Paul W. Kuhn	Consulting and housing allowance and share-based payment	$ 326,903	$ 335,970	$ 349,813	$ 33,523	$ 16,776
Paul L. Nelles (b)	Salaries and share-based payment	$ 27,620	$ 23,320	$ 35,387	$ Nil	$ Nil
Mineralia (c)	Consulting	$ 157,536	$ 198,089	$ 239,882	$ 34,375	$ 17,496
B&B Renting and Consulting Lda. (d)	Rent	$ Nil	$ 42,026	$ 26,293	$ Nil	$ 4,117
Adriano Barros (c)	Share-based payment	$ 5,369	$ 16,880	$ 11,389	$ Nil	$ Nil
TOTAL:		$ 745,883	$ 834,975	$ 899,739	$ 130,652	$ 59,523